ERShares Global Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 96.3%
	Asset Management — 2.3%
2,114	BlackRock, Inc.	$930,097
	Biotechnology & Pharmaceutical — 14.2%
4,892	Ascendis Pharma A/S ADR *,1	550,888
4,804	Genmab A/S *,1	977,251
6,795	Jazz Pharmaceuticals PLC *	677,733
2,952	Regeneron Pharmaceuticals, Inc. *	1,441,432
889,622	Sino Biopharmaceutical Ltd. [1]	1,172,729
10,757	United Therapeutics Corp. *	1,020,033
		5,840,066
	Commercial Services — 1.6%
3,871	Cintas Corp.	670,535
	Containers & Packaging — 2.2%
999,079	Nine Dragons Paper Holdings Ltd. [1]	911,089
	Electrical Equipment — 2.0%
19,718	Cognex Corp.	832,494
	Engineering & Construction Services — 1.6%
51,915	HomeServe PLC [1]	682,227
	Institutional Financial Services — 2.2%
11,182	Intercontinental Exchange, Inc.	902,947
	Insurance — 3.2%
20,173	Athene Holding Ltd. - Class A *	500,694
4,479	Berkshire Hathaway, Inc. - Class B *	818,895
		1,319,589
	Iron & Steel — 1.8%
32,699	Steel Dynamics, Inc.	737,035
	Media — 19.7%
1,165	Alphabet, Inc. - Class A *	1,353,672
6,295	Facebook, Inc. - Class A *	1,050,006
46,334	GMO internet, Inc. [1]	782,539
3,155	Netflix, Inc. *	1,184,703
26,824	SEEK Ltd. [1]	244,679
2,611	Shopify, Inc. *,1	1,088,604
6,020	Spotify Technology S.A. *	731,069
17,752	Tencent Holdings Ltd.	870,564

ERShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Media (Continued)
4,454	VeriSign, Inc. *	$802,121
		8,107,957
	Medical Equipment & Devices — 4.4%
4,776	Masimo Corp. *	845,925
6,673	ResMed, Inc.	982,866
		1,828,791
	Oil, Gas & Coal — 2.8%
23,424	Continental Resources, Inc. [2]	178,959
50,965	Geopark Ltd. [1]	360,323
45,745	Kinder Morgan, Inc.	636,770
		1,176,052
	Real Estate — 3.7%
11,570	Colliers International Group, Inc. [1]	555,476
11,892	Prologis, Inc. - REIT	955,760
		1,511,236
	Retail - Consumer Staples — 1.5%
25,373	Alimentation Couche-Tard, Inc. - Class B [1]	601,850
	Retail - Discretionary — 8.8%
2,150	Alibaba Group Holding Ltd. - ADR *,2	418,132
1,134	Amazon.com, Inc. *	2,210,982
797	MercadoLibre, Inc. *	389,398
79,016	Rakuten, Inc. [1]	602,587
		3,621,099
	Semiconductors — 4.1%
9,859	Microchip Technology, Inc.	668,440
3,958	NVIDIA Corp.	1,043,329
		1,711,769
	Software — 14.8%
7,931	Check Point Software Technologies Ltd. *,1	797,383
922	Constellation Software, Inc. [1]	837,956
2,969	NetEase, Inc. - ADR [1]	952,930
6,803	salesforce.com, Inc. *	979,496
7,286	Synopsys, Inc. *	938,364
148,303	Technology One Ltd. [1]	729,748
5,457	Veeva Systems, Inc. - Class A *	853,311
		6,089,188

ERShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Specialty Finance — 1.5%
1,667	FleetCor Technologies, Inc. *	$310,962
1,614	LendingTree, Inc. *	295,992
		606,954
	Technology Services — 2.2%
4,350	Teleperformance [1]	910,588
	Transportation & Logistics — 1.7%
5,628	FedEx Corp.	682,451
	Total Common Stocks
	(Cost $36,700,738)	39,674,014
	SHORT-TERM INVESTMENTS — 5.2%
80,853	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 0.370%[3,4]	80,853
1,584,720	Fidelity Investments Treasury Only Portfolio – Institutional Class, 0.490%[3,4]	1,584,720
477,364	Invesco Government & Agency Portfolio - Institutional Class, 0.498%[3,4]	477,364
22,006	JPMorgan U.S. Government Money Market Fund, 0.415%[3,4]	22,006
	Total Short-Term Investments
	(Cost $2,164,943)	2,164,943
	TOTAL INVESTMENTS — 101.5%
	(Cost $38,865,681)	41,838,957
	Liabilities in Excess of Other Assets — (1.5)%	(625,185)
	TOTAL NET ASSETS — 100.0%	$41,213,772
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

*	Non-income producing security.
[1]	Global Security, as classified by the Fund’s Investment Advisor, in accordance to the definition in the Fund’s prospectus.
[2]	All or a portion of shares are on loan. Total loaned securities had a fair value of $596,081.
[3]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $477,364.
[4]	The rate is the annualized seven-day yield at period end.

ERShares Global Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2020 (Unaudited)

Country of Risk	Percent of Net Assets
United States	66.5%
Canada	7.5%
China	5.4%
Hong Kong	5.1%
Denmark	3.7%
Japan	3.4%
Australia	2.4%
France	2.2%
Israel	1.9%
United Kingdom	1.6%
Argentina	0.9%
Colombia	0.9%
101.5%